UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/15

Date of reporting period:  12/31/14

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2014 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 52.90%
Commercial & Professional Services - 2.72%
Tetra Tech, Inc.	446,916	$11,932,657
Diversified Financials - 12.11%
Berkshire Hathaway, Inc. - Class B (a)	110,000	16,516,500
Dundee Corp. - Class A (a)(b)	488,980	5,391,490
Leucadia National Corp.	410,000	9,192,200
Oaktree Capital Group LLC	219,407	11,371,865
The Bank Of New York Mellon Corp.	263,000	10,669,910
		53,141,965
Energy - 3.64%
Bill Barrett Corp. (a)	429,302	4,889,750
Newfield Exploration Co. (a)	246,870	6,695,114
Northern Oil and Gas, Inc. (a)	778,040	4,395,926
		15,980,790
Health Care Equipment & Services - 5.39%
Express Scripts Holding Co. (a)	166,000	14,055,220
Intuitive Surgical, Inc (a)	18,090	9,568,525
		23,623,745
Materials - 1.51%
Hawkins, Inc.	153,068	6,632,437
Media - 5.39%
Corus Entertainment, Inc. - Class B (b)	695,945	13,747,579
IPSOS (b)	293,183	8,413,300
World Wrestling Entertainment, Inc.	122,077	1,506,430
		23,667,309
Pharmaceuticals, Biotechnology & Life Sciences - 2.65%
Bio-Rad Laboratories, Inc. (a)	96,327	11,613,183
Retailing - 4.59%
American Eagle Outfitters, Inc.	530,610	7,364,867
Hornbach Baumarkt AG (b)	101,468	3,710,462
Staples, Inc.	500,200	9,063,624
		20,138,953
Software & Services - 7.64%
Amdocs Ltd. (b)	233,400	10,889,277
Microsoft Corp.	138,000	6,410,100
The Western Union Co.	906,470	16,234,878
		33,534,255
Technology Hardware & Equipment - 3.77%
Cisco Systems, Inc.	295,000	8,205,425
Ingram Micro, Inc. (a)	301,106	8,322,570
		16,527,995
Telecommunication Services - 1.57%
Telephone & Data Systems, Inc.	272,749	6,886,912
Transportation - 1.92%
Royal Mail PLC (b)	1,255,666	8,413,510
TOTAL COMMON STOCKS (Cost $201,069,768)		232,093,711

PREFERRED STOCK - 2.16%
Commercial & Professional Services - 2.16%
Pitney Bowes International Holdings, Inc. (c) (Cost: $9,706,125; Original acquisition date: 09/16/2014)	9,000	9,495,000
TOTAL PREFERRED STOCK (Cost $9,706,125)		9,495,000

	Principal
CORPORATE BONDS - 25.39%	Amount
Capital Goods - 0.93%
Oshkosh Corp.
8.500%, 03/01/2020	$3,881,000	4,065,347
Consumer Durables & Apparel - 2.51%
Smith & Wesson Holding Corp.
5.875%, 06/15/2017 (c)(d) (Cost: $8,487,000; Original acquisition date: 06/11/2013)	8,487,000	8,529,435
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (c)(d) (Cost: $2,500,000; Original acquisition date: 07/10/2014)	2,500,000	2,481,250
		11,010,685
Consumer Services - 5.27%
Regis Corp.
5.750%, 12/05/2017 (c)(d) (Cost: $8,275,000; Original acquisition date: 11/27/2013)	8,275,000	8,357,750
Ruby Tuesday, Inc.
7.625%, 05/15/2020	7,614,000	7,461,720
Speedway Motorsports, Inc.
6.750%, 02/01/2019	7,089,000	7,301,670
		23,121,140

Energy - 7.86%
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	8,355,000	6,349,800
Era Group, Inc.
7.750%, 12/15/2022	6,537,000	6,733,110
Northern Oil & Gas, Inc.
8.000%, 06/01/2020	17,573,000	13,311,547
PetroQuest Energy, Inc.
10.000%, 09/01/2017	3,386,000	2,962,750
PHI, Inc.
5.250%, 03/15/2019	6,018,000	5,115,300
		34,472,507
Food & Staples Retailing - 0.70%
SpartanNash Co.
6.625%, 12/15/2016 (c)(d) (Cost: $3,099,705; Original acquisition date: 02/06/2013)	3,000,000	3,052,500
Health Care Equipment & Services - 1.55%
Teleflex, Inc.
6.875%, 06/01/2019	6,515,000	6,791,888
Household & Personal Products - 1.73%
Central Garden & Pet Co.
8.250%, 03/01/2018	3,242,000	3,266,315
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	4,113,000	4,328,932
		7,595,247
Materials - 1.40%
AuRico Gold, Inc.
7.750%, 04/01/2020 (b)(c) (Cost: $6,634,600; Original acquisition date: 03/17/2014)	6,675,000	6,141,000
Retailing - 1.92%
Brown Shoe Co., Inc.
7.125%, 05/15/2019	8,080,000	8,443,600
Transportation - 1.52%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	6,411,000	6,683,468
TOTAL CORPORATE BONDS (Cost $120,581,504)		111,377,382

CONVERTIBLE BOND - 1.80%
Diversified Financials - 1.80%
Ezcorp, Inc.
2.125%, 06/15/2019 (c) (Cost: $7,508,303; Original acquisition date: 07/21/2014)	8,486,000	7,913,195
TOTAL CONVERTIBLE BOND (Cost $7,508,303)		7,913,195

Total Investments (Cost $338,865,700) - 82.25%		360,879,288
Other Assets in Excess of Liabilities - 17.75%		77,863,856
TOTAL NET ASSETS - 100.00%		$438,743,144

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at December 31, 2014 was $45,970,130, which represented 10.48% of net assets.

(d)	Security is considered illiquid and may be difficult to sell.

Open Forward Currency Contracts
December 31, 2014 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Morgan Stanley	02/25/2015	U.S. Dollars	24,249,580	Canadian Dollars	26,700,000	$1,296,054
Wells Fargo	04/14/2015	U.S. Dollars	7,000,464	Euro	5,520,000	314,469
						$1,610,523

Schedule of Investments
December 31, 2014 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 27.89%
Commercial & Professional Services - 3.07%
Tetra Tech, Inc.	643,350	$17,177,445
Diversified Financials - 2.13%
Dundee Corp. - Class A (a)(b)	1,077,247	11,877,719
Energy - 5.56%
Contango Oil & Gas Co. (a)	175,372	5,127,877
Newfield Exploration Co. (a)	214,060	5,805,307
Northern Oil and Gas, Inc. (a)	955,731	5,399,880
SM Energy Co.	232,070	8,953,261
Unit Corp. (a)	170,000	5,797,000
		31,083,325
Materials - 2.66%
AuRico Gold, Inc. (b)	1,155,290	3,789,351
Pan American Silver Corp. (b)	350,000	3,220,000
Sandstorm Gold Ltd (a)(b)	2,313,270	7,865,118
		14,874,469
Media - 5.90%
Corus Entertainment, Inc. - Class B (b)	939,200	18,552,798
IPSOS (b)	502,088	14,408,123
		32,960,921
Pharmaceuticals, Biotechnology & Life Sciences - 3.12%
Bio-Rad Laboratories, Inc. (a)	144,475	17,417,906
Software & Services - 4.14%
Amdocs Ltd. (b)	371,321	17,323,981
CSG Systems International, Inc.	230,904	5,788,763
		23,112,744
Technology Hardware & Equipment - 1.31%
Ingram Micro, Inc. (a)	263,759	7,290,299
TOTAL COMMON STOCKS (Cost $146,666,484)		155,794,828

PREFERRED STOCK - 1.70%
Commercial & Professional Services - 1.70%
Pitney Bowes International Holdings, Inc. (c) (Cost: $9,713,113; Original acquisition date: 06/24/2014)	9,000	9,495,000
TOTAL PREFERRED STOCK (Cost $9,713,112)		9,495,000

	Principal
CONVERTIBLE BOND - 2.00%	Amount
Diversified Financials - 2.00%
Ezcorp, Inc.
2.125%, 06/15/2019 (c) (Cost: $10,157,340; Original acquisition date: 10/08/2014)	$12,000,000	11,190,000
TOTAL CONVERTIBLE BOND (Cost $10,157,340)		11,190,000

Total Investments (Cost $166,536,936) - 31.59%		176,479,828
Other Assets in Excess of Liabilities - 68.41%		382,121,122
TOTAL NET ASSETS - 100.00%		$558,600,950

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at December 31, 2014 was $20,685,000, which represented 3.70% of net assets.

Schedule of Open Forward Currency Contracts
December 31, 2014 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Morgan Stanley	02/06/2015	U.S. Dollars	38,367,822	Canadian Dollars	42,200,000	$2,074,396
Morgan Stanley	02/25/2015	U.S. Dollars	6,874,032	Euro	5,170,000	614,798
Morgan Stanley	02/25/2015	U.S. Dollars	6,606,536	Euro	5,230,000	274,661
						$2,963,855

Schedule of Investments
December 31, 2014 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCK - 1.00%
Media - 1.00%
Corus Entertainment, Inc. - Class B (a)	49,000	$967,938
TOTAL COMMON STOCK (Cost $1,076,394)		967,938

PREFERRED STOCK - 4.36%
Commercial & Professional Services - 4.36%
Pitney Bowes International Holdings, Inc. (b) (Cost: $4,287,100; Original Acquisition date: 05/02/2014)	4,000	4,220,000
TOTAL PREFERRED STOCK (Cost $4,287,100)		4,220,000

	Principal
CORPORATE BONDS - 54.69%	Amount
Capital Goods - 1.84%
Oshkosh Corp.
8.500%, 03/01/2020	$1,698,000	1,778,655
Consumer Durables & Apparel - 4.85%
Smith & Wesson Holding Corp.
5.875%, 06/15/2017 (b)(c) (Cost: $3,188,000; Original acquisition date: 06/11/2013)	3,188,000	3,203,940
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (b)(c) (Cost: $1,500,000; Original acquisition date: 07/10/2014)	1,500,000	1,488,750
		4,692,690
Consumer Services - 12.01%
Regis Corp.
5.750%, 12/05/2017 (b)(c) (Cost: $4,225,000; Original acquisition date: 11/27/2013)	4,225,000	4,267,250
Ruby Tuesday, Inc.
7.625%, 05/15/2020	3,434,000	3,365,320
Speedway Motorsports, Inc.
6.750%, 02/01/2019	3,883,000	3,999,490
		11,632,060
Energy - 14.69%
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	4,744,000	3,605,440
Era Group, Inc.
7.750%, 12/15/2022	1,979,000	2,038,370
Northern Oil & Gas, Inc.
8.000%, 06/01/2020	5,150,000	3,901,125
PetroQuest Energy, Inc.
10.000%, 09/01/2017	2,205,000	1,929,375
PHI, Inc.
5.250%, 03/15/2019	3,239,000	2,753,150
		14,227,460
Food & Staples Retailing - 2.10%
SpartanNash Co.
6.625%, 12/15/2016 (b)(c) (Cost: $2,066,470; Original acquisition date: 02/06/2013)	2,000,000	2,035,000
Health Care Equipment & Services - 2.13%
Teleflex, Inc.
6.875%, 06/01/2019	1,974,000	2,057,895
Household & Personal Products - 3.85%
Central Garden & Pet Co.
8.250%, 03/01/2018	2,120,000	2,135,900
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	1,513,000	1,592,432
		3,728,332
Materials - 3.06%
AuRico Gold, Inc.
7.750%, 04/01/2020 (a)(b) (Cost: $3,205,475; Original acquisition date: 03/17/2014)	3,225,000	2,967,000
Retailing - 7.57%
Brown Shoe Co., Inc.
7.125%, 05/15/2019	4,147,000	4,333,615
Rent-A-Center, Inc.
6.625%, 11/15/2020	2,000,000	1,920,000
4.750%, 05/01/2021	1,250,000	1,075,000
		7,328,615
Transportation - 2.59%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	2,407,000	2,509,298
TOTAL CORPORATE BONDS (Cost $57,051,624)		52,957,005

CONVERTIBLE BOND - 3.09%
Diversified Financials - 3.09%
Ezcorp, Inc.
2.125%, 06/15/2019 (b) (Cost: $2,829,727; Original acquisition date: 07/21/2014)	3,214,000	2,997,055
TOTAL CONVERTIBLE BOND (Cost $2,829,727)		2,997,055

Total Investments (Cost $65,244,845) - 63.14%		61,141,998
Other Assets in Excess of Liabilities - 36.86%		35,690,446
TOTAL NET ASSETS - 100.00%		$96,832,444

Percentages are stated as a percent of net assets.

(a) Foreign issued security.
(b)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at December 31, 2014 was $21,178,995, which represented 21.87% of net assets.

(c)	Security is considered illiquid and may be difficult to sell.

Schedule of Open Forward Currency Contracts
December 31, 2014 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Wells Fargo	03/09/2015	U.S. Dollars	1,112,087	Canadian Dollars	1,216,000	$66,996

Schedule of Investments
December 31, 2014 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 54.96%
Commercial & Professional Services - 1.00%
Tetra Tech, Inc.	17,600	$469,920
Consumer Durables & Apparel - 3.73%
Coach, Inc.	27,700	1,040,412
Mattel, Inc.	22,900	708,640
		1,749,052
Diversified Financials - 10.13%
Leucadia National Corp.	41,200	923,704
Northern Trust Corp.	18,000	1,213,200
Oaktree Capital Group LLC	23,100	1,197,273
The Bank Of New York Mellon Corp.	35,010	1,420,356
		4,754,533
Energy - 2.98%
Newfield Exploration Co. (a)	10,250	277,980
Northern Oil and Gas, Inc. (a)	93,328	527,303
SM Energy Co.	15,310	590,660
		1,395,943
Health Care Equipment & Services - 8.38%
Intuitive Surgical, Inc. (a)	3,770	1,994,104
Laboratory Corp. of America Holdings (a)	9,000	971,100
Quest Diagnostics, Inc.	14,400	965,664
		3,930,868
Insurance - 1.41%
Aspen Insurance Holdings Ltd. (b)	15,100	660,927
Materials - 2.20%
AuRico Gold, Inc. (b)	41,800	137,104
Newmont Mining Corp.	37,600	710,640
Pan American Silver Corp. (b)	20,000	184,000
		1,031,744
Media - 1.69%
IPSOS (b)	9,382	269,230
Quarto Group, Inc.	222,674	522,326
		791,556
Pharmaceuticals, Biotechnology & Life Sciences - 0.89%
Bio-Rad Laboratories, Inc. (a)	3,468	418,102
Retailing - 4.91%
American Eagle Outfitters, Inc.	78,000	1,082,640
Staples, Inc.	67,500	1,223,100
		2,305,740
Software & Services - 8.85%
Amdocs Ltd. (b)	9,980	465,617
CSG Systems International, Inc.	16,715	419,045
Microsoft Corp.	15,030	698,144
Teradata Corp. (a)	29,300	1,279,824
The Western Union Co.	71,900	1,287,729
		4,150,359
Technology Hardware & Equipment - 5.30%
Apple, Inc.	6,965	768,797
Cisco Systems, Inc.	61,700	1,716,185
		2,484,982
Telecommunication Services - 3.49%
Telephone & Data Systems, Inc.	27,838	702,909
Verizon Communications, Inc.	20,000	935,600
		1,638,509
TOTAL COMMON STOCKS (Cost $22,411,555)		25,782,235

Total Investments (Cost $22,411,555) - 54.96%		25,782,235
Other Assets in Excess of Liabilities - 45.04%		21,129,911
TOTAL NET ASSETS - 100.00%		$46,912,146

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign Issued Security.

Schedule of Investments
December 31, 2014 (Unaudited)
Intrepid International Fund

	Shares	Value
COMMON STOCKS - 38.06%
Australia - 8.75%
Fantastic Holdings Ltd.	5,640	$8,150
GUD Holdings Ltd.	2,615	15,456
Programmed Maintenance Services Ltd.	9,400	19,723
		43,329
Canada - 11.14%
Corus Entertainment, Inc. - Class B	880	17,383
Dundee Corp. - Class A (a)	1,825	20,123
Imvescor Restaurant Group, Inc.	5,750	8,315
Sandstorm Gold Ltd. (a)	2,760	9,384
		55,205
France - 3.82%
IPSOS	660	18,940
Germany - 7.63%
Balda AG (a)	5,225	19,176
Hornbach Baumarkt AG	510	18,650
		37,826
Italy - 2.10%
Delclima (a)	4,330	10,400
United Kingdon - 4.62%
Quarto Group, Inc.	9,760	22,894
TOTAL COMMON STOCKS (Cost $188,229)		188,594

Total Investments (Cost $188,229) - 38.06%		188,594
Other Assets in Excess of Liabilities - 61.94%		306,876
TOTAL NET ASSETS - 100.00%		$495,470

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Footnotes to the Schedules of Investments
December 31, 2014

1. Summary of Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

Valuation of Securities

   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Debt securities, such as corporate bonds, convertible bonds, senior loans, preferred securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.  These securities will generally be classified as Level 2 securities.

   Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of December 31, 2014, the Funds' assets and liabilities carried at fair value were classified as follows:

Intrepid Capital Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$232,093,711	$-	$-	$232,093,711

Total Preferred Stock*	-	9,495,000	-	9,495,000

Total Corporate Bonds*	-	111,377,382	-	111,377,382

Total Convertible Bond*	-	7,913,195	-	7,913,195

Total Forward Currency Contracts**	1,610,523	-	-	1,610,523

Total Assets	$233,704,234	$128,785,577	$-	$362,489,811

Intrepid Small Cap Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$155,794,828	$-	$-	$155,794,828

Total Preferred Stock*	-	9,495,000	-	9,495,000

Total Convertible Bond*	-	11,190,000	-	11,190,000

Total Forward Currency Contracts**	2,963,855	-	-	2,963,855

Total Assets	$158,758,683	$20,685,000	$-	$179,443,683

Intrepid Income Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stock*	$967,938	$-	$-	$967,938

Total Preferred Stock*	-	4,220,000	-	4,220,000

Total Corporate Bonds*	-	52,957,005	-	52,957,005

Total Convertible Bond*	-	2,997,055	-	2,997,055

Total Forward Currency Contracts**	66,996	-	-	66,996

Total Assets	$1,034,934	$60,174,060	$-	$61,208,994

Intrepid Disciplined Value Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$25,782,235	$-	$-	$25,782,235

Total Assets	$25,782,235	$-	$-	$25,782,235

Intrepid International Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$188,594	$-	$-	$188,594

Total Assets	$188,594	$-	$-	$188,594

* For further information regarding security characteristics, please see the Schedules of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers of securities between Level 1 and Level 2 during the reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period. Transfers between levels are recognized at the end of the reporting period.

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund
Beginning Balance - October 1, 2014	$2,462,500	$-	$1,477,500	$-	$-
Purchases	-	-	-	-	-
Sales	-	-	-	-	-
Realized gains	-	-	-	-	-
Realized losses	-	-	-	-	-
Change in unrealized appreciation	18,750	-	11,250	-	-
Net Transfers (Out of) Level 3	(2,481,250)	-	(1,488,750)	-	-
Ending Balance - December 31, 2014	$-	$-	$-	$-	$-

The transfer out of Level 3 into Level 2 in the Intrepid Capital Fund and the Intrepid Income Fund were due to the Funds' pricing agent providing a value for a bond that was previously being fair valued in accordance with procedures approved by the Board of Trustees.

Derivative Instruments and Hedging Activities

The Funds' adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to exchange rate risk. During the period ended December 31, 2014, the Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid Income Fund held derivative instruments.

The Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid Income Fund used forward currency contracts during the period for the purpose of hedging exposures to non- U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Funds.

Values of Forward Currency Contracts as of December 31, 2014

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$1,610,523	Depreciation of forward currency contracts	$-
Total		$1,610,523		$-
Intrepid Small Cap Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$2,963,855	Depreciation of forward currency contracts	$-
Total		$2,963,855		$-
Intrepid Income Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$66,996	Depreciation of forward currency contracts	$-
Total		$66,996		$-

The average monthly notional amounts of forward currency contracts during the period ended December 31, 2014 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund
Forward currency contracts	$0	$0	$0

Short Positions	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund
Forward currency contracts	($31,250,044)	($51,848,390)	($1,112,087)

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds' adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2014 for the Intrepid Capital Fund, the Intrepid Small Cap, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, and the Intrepid International Fund (collectively the "Funds"), were as follows*:

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund
Cost of Investments	$338,865,700	$166,536,936	$65,244,845	$22,411,555	$188,229
Gross unrealized appreciation	$44,789,744	$24,737,378	$346,219	$4,515,579	$834
Gross unrealized depreciation	(22,776,156)	(14,794,486)	(4,449,066)	(1,144,899)	(469)
Net unrealized appreciation (depreciation)	$22,013,588	$9,942,892	$(4,102,847)	$3,370,680	$365

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)              /s/ Mark F. Travis
Mark F. Travis, President

Date              2/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Mark F. Travis
Mark F. Travis, President

Date              2/27/15

By (Signature and Title)*            /s/ Donald C. White
Donald C. White, Treasurer

Date              2/27/15

* Print the name and title of each signing officer under his or her signature.